BUSINESS COMBINATION - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities (Details) - Business Combination [Member] - USD ($)	Jun. 17, 2025	Jun. 05, 2025	Jun. 02, 2025	Apr. 14, 2025	Feb. 03, 2025	Jan. 02, 2025
Mediaplus Venture Group Pte. Ltd [Member]
$
Total consideration						$ 992,428
Non-controlling interest						498,484
Assets
Cash						949,223
Trade receivables						162,420
Prepayment and other current assets						149,949
Investment property						448,430
Property and equipment						23,058
Intangible assets – customer relationship						161,729
Total assets						1,894,809
Liabilities
Trade and other payables						570,916
Tax payable						54,358
Loans and borrowings						135,805
Lease liabilities						3,798
Deferred tax liabilities						46,271
Total liabilities						811,148
Total net assets						1,083,661
Goodwill						$ 407,251
Property Facility Services Pte. Ltd. [Member]
$
Total consideration					$ 1,427,834
Non-controlling interest					236
Assets
Cash					726,307
Trade receivables					246,949
Prepayment and other current assets					69,360
Property and equipment					511,703
Investment in associate					29,238
Intangible assets – customer relationship					249,982
Total assets					1,833,539
Liabilities
Trade and other payables					488,586
Lease liabilities					518,678
Deferred tax liabilities					42,497
Total liabilities					1,049,761
Total net assets					783,778
Goodwill					$ 644,292
YY Circle (HK) Pte Limited [Member]
$
Total consideration				$ 2,356,000
Non-controlling interest				10,661
Assets
Cash				53,808
Trade receivables				77,405
Prepayment and other current assets				31,986
Intangible assets – customer relationship				898,041
Total assets				1,061,240
Liabilities
Trade and other payables				806,456
Deferred tax liabilities				148,177
Total liabilities				954,633
Total net assets				106,607
Goodwill				$ 2,260,054
YY Circle (Thailand) Company Ltd. [Member]
$
Total consideration			$ 2,740,000
Non-controlling interest			596,559
Assets
Cash			84,802
Trade receivables			64,060
Prepayment and other current assets			43,437
Intangible assets – customer relationship			2,266,605
Office equipment			257
Total assets			2,459,161
Liabilities
Trade and other payables			831,927
Deferred tax liabilities			453,321
Suspense tax			4,189
Total liabilities			1,289,437
Total net assets			1,169,724
Goodwill			$ 2,166,835
Transocean Oil Pte. Ltd. [Member]
$
Total consideration	$ 8,280,000
Non-controlling interest	2,419,676
Assets
Cash	80,702
Trade receivables	9,561
Prepayment and other current assets	1,568
Investment property	1,931,449
Net investment in lease	3,313,634
Office equipment	609
Total assets	5,337,523
Liability
Other payables	189,276
Total liability	189,276
Liabilities
Total net assets	5,148,247
Goodwill	$ 5,551,429
Acquisition of UFS [Member]
$
Total consideration		$ 776,699
Assets
Cash		334,165
Trade receivables		1,592,522
Prepayment and other current assets		94,325
Intangible assets – customer relationship		32,537
Office equipment		26,714
Right-of-use assets		155,344
Total assets		2,235,607
Liabilities
Trade and other payables		1,102,679
Loans and borrowings		415,310
Lease liabilities		161,093
Total liabilities		1,679,082
Total net assets		556,525
Goodwill		$ 220,174